Credit Impairment Losses and Provisions	12 Months Ended
Dec. 31, 2021
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Credit Impairment Losses and Provisions
8. CREDIT IMPAIRMENT LOSSES AND PROVISIONS

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Credit impairment (write-backs)/losses:
Loans and advances to customers	(186)	665	217
Recoveries of loans and advances, net of collection costs	(17)	(24)	(40)
Off-balance sheet exposures (See Note 29)	(30)	(3)	22
	(233)	638	199
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	386	258	420
Provisions for residual value and voluntary termination	(9)	6	6
	377	264	426
	144	902	625
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.

In 2021 and 2020 there were no material credit impairment losses on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.